Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 21, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers Risk Managed USD High Yield Strategy ETF (HYRM)The following replaces the fourth paragraph under “The Fund's Investment Strategy”in the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus and within the summary section and the “FUND DETAILS” section of the fund’s prospectus:The Advisor expects to obtain exposure to the Cash Position by investing in one or more money market mutual funds (“Underlying Money Market Funds”) advised by DWS Investment Management Americas, Inc. (“DIMA”), an affiliate of the Advisor, as well as US government securities.Please Retain This Supplement for Future Reference
Xtrackers Risk Managed USD High Yield Strategy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers Risk Managed USD High Yield Strategy ETF (HYRM)The following replaces the fourth paragraph under “The Fund's Investment Strategy”in the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus and within the summary section and the “FUND DETAILS” section of the fund’s prospectus:The Advisor expects to obtain exposure to the Cash Position by investing in one or more money market mutual funds (“Underlying Money Market Funds”) advised by DWS Investment Management Americas, Inc. (“DIMA”), an affiliate of the Advisor, as well as US government securities.Please Retain This Supplement for Future Reference